Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios for US Downward scenario (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,113,200		£ 1,114,491
Coverage ratio		1.20%
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,567
Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	157
Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(86)
Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,296
Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,026
Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,519
Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,929
Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,052
Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	832
Corporate loans [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	98
Corporate loans [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(53)
Corporate loans [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 786
Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.10%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,494
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 355
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.07%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (312)
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.04%)
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 214
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 31,082
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 343
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,104
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 304
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,536
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 351
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,846
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 365
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,884
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 388
Stage 1 [member] | Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,835
Stage 1 [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175
Stage 1 [member] | Corporate loans [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.06%
Stage 1 [member] | Corporate loans [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10
Stage 1 [member] | Corporate loans [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (46)
Stage 1 [member] | Corporate loans [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.02%)
Stage 1 [member] | Corporate loans [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3)
Stage 1 [member] | Corporate loans [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 83
Stage 1 [member] | Corporate loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,180
Stage 1 [member] | Corporate loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 163
Stage 1 [member] | Corporate loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,346
Stage 1 [member] | Corporate loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 161
Stage 1 [member] | Corporate loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,941
Stage 1 [member] | Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162
Stage 1 [member] | Corporate loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Stage 1 [member] | Corporate loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,517
Stage 1 [member] | Corporate loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 203
Stage 1 [member] | Corporate loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Stage 1 [member] | Corporate loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 73,715
Stage 1 [member] | Corporate loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 242
Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		3.80%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,943
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,013
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.81%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 144
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 312
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.78%)
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (76)
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (214)
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.20%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,355
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,779
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.80%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,334
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,569
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.10%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,902
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,969
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.10%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,591
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,331
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	26.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,553
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,366
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.80%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,377
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 323
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.55%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 34
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 46
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.54%)
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (15)
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (83)
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,031
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 290
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,866
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 277
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.70%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,271
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 302
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,694
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 397
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,496
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 813
Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		32.40%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.40%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,200
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.43%)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (6)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.50%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,174
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.80%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,154
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.30%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,199
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.50%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,234
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.60%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,297
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	28.60%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,165
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 333
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.55%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Downward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 54
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Downward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(2.95%)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Upward Scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (35)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | US Upward Scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	27.70%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,165
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 323